FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-03623

                           The Prudential Series Fund

               (Exact name of registrant as specified in charter)


     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

               (Address of principal executive offices) (Zip Code)


                             Jonathan D. Shain, Esq.
     100 Mulberry Street, Gateway Center Three, 4 th Floor, Newark, NJ 07102

                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 973-802-6469

                   Date of fiscal year-end: December 31, 2007

                     Date of reporting period: June 30, 2007





Item 1. Proxy Voting Record

In determining votes against management, any ballot that management did not make a recommendation is considered to be "FOR" regardless of the vote cast. Any "Abstain" vote cast is considered as voted, and to be against the management recommendation.

The voting record for the "PSF Equity Portfolio-Subadviser: Clearbridge Advisors -Serpacor Inc." is hereby deleted and replaced with the following:


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05186
Reporting Period: 07/01/2006 - 06/30/2007
Advanced Series Trust


=========== PSF EQUITY PORTFOLIO - SUB-ADVISER: CLEARBRIDGE ADVISORS ===========

SEPRACOR INC.
Ticker: 	SEPR 		Security ID: 	817315104
Meeting Date: 	MAY 15, 2007 	Meeting Type: 	Annual
Record Date: 	APR 5, 2007

# 	Proposal 				Mgt Rec  Vote Cast  Sponsor
1.1 	Elect Director Digby W. Barrios 	For 	 For	    Management
1.2 	Elect Director Alan A. Steigrod 	For 	 For	    Management
2 	Amend Omnibus Stock Plan 		For 	 Against    Management
3 	Ratify Auditors 			For 	 For	    Management

--------------------------------------------------------------------------------

========== END NPX REPORT



                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




The Prudential Series Fund


By




/s/ Stephen Pelletier*
      (Jonathan D. Shain)





Stephen Pelletier, President

(q) Power of Attorney dated October 8, 2008. Incorporated by reference to corresponding exhibit to Post-Effective Amendment No. 73 to the Registration Statement on Form N1-A for Advanced Series Trust
(File No. 33-24962) filed via EDGAR on December 18, 2008.


Date: January 6, 2009